Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expenses (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2020 TRY (₺)
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Previously unrecognized tax losses used to reduce deferred tax expense	₺ 1,488,420
Lifecell
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Previously unrecognized tax losses used to reduce deferred tax expense	₺ 1,488,420